Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Retirement benefits	$ 1,954	$ 3,142
Leases	927	1,061
Share-based and other compensation	608	661
Domestic tax loss/credit carryforwards	1,798	1,619
Deferred income	633	630
Foreign tax loss/credit carryforwards	845	983
Bad debt, inventory and warranty reserves	383	390
Depreciation	247	249
Restructuring charges	101	216
Accruals	215	305
Intangible assets	2,879	2,929
Capitalized research and development	3,012	2,161
Other	1,157	1,306
Gross deferred tax assets	14,759	15,652
Less: valuation allowance	770	883	$ 850
Net deferred tax assets	13,989	14,769
Deferred Tax Liabilities
Goodwill and intangible assets	3,156	3,306
GILTI deferred taxes	2,483	3,257
Leases and right of use assets	1,174	1,314
Depreciation	505	518
Retirement benefits	1,609	1,971
Deferred transition costs	56	42
Undistributed foreign earnings	87	131
Other	955	817
Gross deferred tax liabilities	$ 10,025	$ 11,356